SHARE-BASED COMPENSATION PLANS - Summary of Share-based Compensation Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery) included in general and administrative expense	$ (503)	$ 532
Share-based compensation expense included in operating expense	110	167
Total share-based compensation expense (recovery)	(393)	699
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery) included in general and administrative expense	334	1,074
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery) included in general and administrative expense	(669)	(583)
Restricted Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery) included in general and administrative expense	(80)	178
Performance Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (recovery) included in general and administrative expense	$ (88)	$ (137)